Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties

8.	Risks and Uncertainties:

The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the statement of net assets available for benefits.